Market risk (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Convertible notes payable	¥ 7,264,000	¥ 0
Loan Receivables	753,043,000	754,393,000
Market risk [member]
Statement [Line Items]
Loan Receivables	556,112,000	555,133,000
Loan Payable	¥ 161,439	¥ 161,569,000